Cover	Feb. 20, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2024
Entity File Number	001-10853
Entity Registrant Name	Truist Financial Corporation
Entity Central Index Key	0000092230
Entity Tax Identification Number	56-0939887
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	214 North Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	336
Local Phone Number	733-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 5 Dollar Par Value [Member]
Title of 12(b) Security	Common Stock, $5 par value
Common Stock, $5 par value
Trading Symbol	TFC
Security Exchange Name	NYSE
Depositary Shares each representing 1/4,000th interest in a share of Series I Perpetual Preferred Stock
Title of 12(b) Security	Depositary Shares each representing 1/4,000th interest in a share of Series I Perpetual Preferred Stock
Trading Symbol	TFC.PI
Security Exchange Name	NYSE
Sec 5. 853 Percent Fixedtofloating Rate Normal Preferred Purchase Securities Each Representing 1100th Interest In Share Of Series J Perpetual Preferred Stock [Member]
Title of 12(b) Security	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities each representing 1/100th interest in a share of Series J Perpetual Preferred Stock
5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities each representing 1/100th interest in a share of Series J Perpetual Preferred Stock
Trading Symbol	TFC.PJ
Security Exchange Name	NYSE
Depositary shares each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock
Title of 12(b) Security	Depositary shares each representing 1/1,000th interest in a share of Series O Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC.PO
Security Exchange Name	NYSE
Depositary Shares each representing 1/1,000th interest in a share of Series R Non-Cumulative Perpetual Preferred Stock
Title of 12(b) Security	Depositary Shares each representing 1/1,000th interest in a share of Series R Non-Cumulative Perpetual Preferred Stock
Trading Symbol	TFC.PR
Security Exchange Name	NYSE